LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Long Term Prepayment Deposits and Other Assets [Abstract]
Useful life of the entertainment	over 10 years or the respective estimated useful live of the entertainment show, whichever is shorter.
Provision for value-added tax receivables	$ 3,733	$ 4,095	$ 2,813
Accounts receivables reclassified from (to) long-term receivables	(3,215)	1,633	8,771
Net amount of allowances for doubtful debt reclassified from (to) non-current	662	$ (2,062)	$ 6,940
Input value-added tax related to purchase of assets	$ 8,648